Consolidated statement of cash flows - EUR (€) € in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Consolidated statement of cash flows
Inflow from operating activities	€ 6,139	€ 4,826
Cash flow from investing activities
Purchase of interests in subsidiaries, net of cash acquired	(10,202)	(62)
Purchase of interests in associates and joint ventures	(1,413)
Purchase of intangible assets	(1,002)	(1,220)
Purchase of property, plant and equipment	(2,769)	(2,897)
Purchase of investments	(239)	(2,287)
Disposal of interests in subsidiaries, net of cash disposed	2,049	(395)
Disposal of property, plant and equipment	21	4
Disposal of investments	6,043	2,156
Dividends received from associates and joint ventures	63	305
Interest received	183	236
Cash flows from discontinued operations		(372)
Outflow from investing activities	(7,266)	(4,532)
Cash flows from financing activities
Issue of ordinary share capital and reissue of treasury shares		4
Net movement in short-term borrowings	815	318
Proceeds from issue of long term borrowings	9,107	10,118
Repayment of borrowings	(13,277)	(4,557)
Purchase of treasury shares	(821)
Equity dividends paid	(1,092)	(2,736)
Dividends paid to non-controlling shareholders in subsidiaries	(169)	(185)
Other transactions with non-controlling shareholders in subsidiaries	(233)	(209)
Other movements in loans with associates and joint ventures		(9)
Interest paid	(1,130)	(605)
Cash flows from discontinued operations		(779)
(Outflow)/Inflow from financing activities	(6,800)	1,360
Net cash (outflow)/inflow	(7,927)	1,654
Cash and cash equivalents at beginning of the financial period	13,605	5,394
Exchange gain/(loss) on cash and cash equivalents	49	(104)
Cash and cash equivalents at end of the financial period	€ 5,727	€ 6,944